Expense Example	Nov. 01, 2026 USD ($)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,499
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	989
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	$ 2,397